PARTNERS' CAPITAL AND MEZZANINE CAPITAL - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended			5 Months Ended	12 Months Ended
	Jan. 29, 2020 USD ($) $ / shares	Jan. 21, 2020	Mar. 31, 2019 shares	Nov. 30, 2017 USD ($) $ / shares	Feb. 28, 2017 USD ($) Transaction shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Jun. 16, 2020 USD ($)	Dec. 31, 2019 USD ($) Transaction $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 16, 2020 $ / shares shares	Nov. 30, 2019 shares
Partners Capital [Line Items]
Aggregate gross proceeds | $										$ 0	$ 0	$ 17,078
Preferred units issued						300,000	300,000			300,000	300,000
Repayment of outstanding revolving credit facility | $						$ 34,000		$ 101,000		$ 158,000	$ 84,000	$ 634,500
Maximum period following end of quarter to distribute all available cash										45 days
Per-unit annual distributions to unitholders (in dollars per unit) | $ / shares	$ 0.125					$ 0.125		$ 0.575		$ 1.4375	$ 2.300	$ 2.300
Cash paid to unit holders | $	$ 11,700
Cash distribution date	Feb. 14, 2020
Cash distribution date of record	Feb. 07, 2020
Revolving credit facility
Partners Capital [Line Items]
Repayment of outstanding revolving credit facility | $				$ 293,200
Series A Preferred Units
Partners Capital [Line Items]
Preferred units issued												300,000		300,000
Interest in partnership per unit | $ / shares				$ 1,000								$ 1,000
Distribution rate				9.50%						7.00%
Liquidation preference per unit | $ / shares				$ 1,000			$ 1,000			$ 1,000
Distribution percentage of liquidation preference rate description										three-month LIBOR plus a spread of 7.43%
Proceeds from issuance of common limited partners units | $										$ 27,400
Series A Preferred Units | Paid-in-Kind Distributions
Partners Capital [Line Items]
Distribution percentage of subsidiary unit		7.00%
Distribution percentage of liquidation preference rate of undrawn commitment units		1.00%
Pro-rated issuance of preferred units						907	47
Pro-rated distribution of preferred units | $ / shares						$ 13.9433	$ 1.5556
Pro-rated distribution of preferred units | $						$ 70,000				$ 70,000
Pro-rated issuance of preferred units related to undrawn commitment						38
Series A Preferred Units | Permian Holdco
Partners Capital [Line Items]
Preferred units issued						35,000	30,000			30,000			10,000
Interest in partnership per unit | $ / shares						$ 1,000				$ 1,000
Series A preferred per unit, price | $ / shares							$ 1,000			$ 1,000			$ 1,000
Series A Preferred Units | Permian Holdco | Double E
Partners Capital [Line Items]
Proceeds from issuance of common limited partners units | $						$ 33,900			$ 9,700	$ 27,400
Series A Preferred Units | LIBOR
Partners Capital [Line Items]
Distribution percentage of liquidation preference rate				7.43%
SMP Holdings
Partners Capital [Line Items]
Number of units of the partnership included for calculating earnings per unit						45,300,000				45,300,000
Common units
Partners Capital [Line Items]
Number of units of the partnership included for calculating earnings per unit						45,319,000		45,319		45,319,000	45,319,000	45,319,000
Limited Partner | Public Offering | 2016 SRS
Partners Capital [Line Items]
Units issued under ATM program (in shares)					4,000,000
Proceeds from Issuance of common stock | $					$ 0
Common | Public Offering
Partners Capital [Line Items]
Aggregate offering price | $					$ 150,000
Transactions under ATM Program | Transaction					0					0
Units issued in connection with offering												763,548
Aggregate gross proceeds | $												$ 17,700
Compensation paid to sales agents | $												$ 200
GP/IDR Exchange | Summit Midstream Partners, LP | SMP Holdings
Partners Capital [Line Items]
General partner units converted			8,750,000
GP/IDR Exchange | Summit Midstream Partners, LP | Common units | SMP Holdings
Partners Capital [Line Items]
General partner units converted						8,750,000
GP/IDR Exchange | Limited Partner | Summit Midstream Partners, LP | Common units | SMP Holdings
Partners Capital [Line Items]
General partner units converted										10,714,285